Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Mineral Stream Interests [line items]
Ending balance	$ 5,691,166
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,628,121
Ending balance	3,621,700	$ 3,628,121
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	283,416
Ending balance	274,048	283,416
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,383,262
Ending balance	2,356,169	2,383,262
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	95,583
Ending balance	90,469	95,583
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	155,865
Ending balance	150,154	155,865
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	215,852
Ending balance	213,663	215,852
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	494,143
Ending balance	537,197	494,143
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	4,828,970	5,044,913
Additions (Reductions)	84,925	138,515
Disposal	(41,373)	(354,458)
Ending balance	4,872,522	4,828,970
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	623,864	623,864
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	623,864	623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	3,059,876	3,059,876
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	3,059,876	3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	140,058	140,058
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	140,058	140,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	220,429	220,429
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	220,429	220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	239,352	239,352
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	239,352	239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	545,391	761,334
Additions (Reductions)	84,925	138,515
Disposal	(41,373)	(354,458)
Ending balance	588,943	545,391
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,200,849)	(1,444,716)
Disposal		348,265
Ending balance	(1,250,822)	(1,200,849)
Depletion	(49,973)	(102,679)
Impairment reversal		(1,719)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(340,448)	(316,695)
Disposal		0
Ending balance	(349,816)	(340,448)
Depletion	(9,368)	(23,753)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(676,614)	(621,937)
Disposal		0
Ending balance	(703,707)	(676,614)
Depletion	(27,093)	(54,677)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(44,475)	(36,269)
Disposal		0
Ending balance	(49,589)	(44,475)
Depletion	(5,114)	(8,206)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(64,564)	(53,706)
Disposal		0
Ending balance	(70,275)	(64,564)
Depletion	(5,711)	(10,858)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(23,500)	(19,567)
Disposal		0
Ending balance	(25,689)	(23,500)
Depletion	(2,189)	(3,933)
Impairment reversal		0
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(51,248)	(396,542)
Disposal		348,265
Ending balance	(51,746)	(51,248)
Depletion	(498)	(1,252)
Impairment reversal		(1,719)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,485,085
Ending balance	1,481,724	1,485,085
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	293,674
Ending balance	279,872	293,674
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	545,368
Ending balance	532,828	545,368
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	192,947
Ending balance	186,452	192,947
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	453,096
Ending balance	482,572	453,096
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	2,746,116	3,166,891
Additions (Reductions)	35,288	4,519
Disposal	0	(425,294)
Ending balance	2,781,404	2,746,116
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	524,626	524,626
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	524,626	524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	900,343	900,343
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	900,343	900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	302,948	302,948
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	302,948	302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	1,018,199	1,438,974
Additions (Reductions)	35,288	4,519
Disposal	0	(425,294)
Ending balance	1,053,487	1,018,199
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(1,261,031)	(1,465,742)
Disposal		306,986
Ending balance	(1,299,680)	(1,261,031)
Depletion	(38,649)	(112,605)
Impairment reversal		10,330
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(230,952)	(202,608)
Disposal		0
Ending balance	(244,754)	(230,952)
Depletion	(13,802)	(28,344)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(354,975)	(320,291)
Disposal		0
Ending balance	(367,515)	(354,975)
Depletion	(12,540)	(34,684)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(110,001)	(97,064)
Disposal		0
Ending balance	(116,496)	(110,001)
Depletion	(6,495)	(12,937)
Impairment reversal		0
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(565,103)	(845,779)
Disposal		306,986
Ending balance	(570,915)	(565,103)
Depletion	(5,812)	(36,640)
Impairment reversal		10,330
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Ending balance	224,099
Palladium interest [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	226,812
Ending balance	224,099	226,812
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	263,721	263,721
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	263,721	263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(36,909)	(30,891)
Disposal		0
Ending balance	(39,622)	(36,909)
Depletion	(2,713)	(6,018)
Impairment reversal		0
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	357,573
Ending balance	354,195	357,573
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	393,422	393,422
Additions (Reductions)	0	0
Disposal	0	0
Ending balance	393,422	393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(35,849)	(21,801)
Disposal		0
Ending balance	(39,227)	(35,849)
Depletion	(3,378)	(14,048)
Impairment reversal		0
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	5,707,019
Ending balance	5,691,166	5,707,019
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	8,241,657	8,868,947
Additions (Reductions)	120,233	152,462
Disposal	(41,373)	(779,752)
Ending balance	8,320,517	8,241,657
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	(2,534,638)	(2,963,150)
Disposal		655,251
Ending balance	(2,629,351)	(2,534,638)
Depletion	(94,713)	(235,350)
Impairment reversal		8,611
Platinum Interest [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,428
Ending balance	9,448	9,428
Platinum Interest [Member] | Cost [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	9,428	0
Additions (Reductions)	20	9,428
Disposal	0	0
Ending balance	9,448	9,428
Platinum Interest [Member] | Accumulated Depletion & Impairment [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance	0	0
Disposal		0
Ending balance	0	0
Depletion	$ 0	0
Impairment reversal		$ 0